Government assistance (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CAD
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Government assistance	$ 215		$ 892	$ 640
Industry Canada Industrial Technologies Office
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Annual royalties (equal to the greater of)	$ 1,164	CAD 1,350,000
Annual royalties, percent of annual revenue (equal to or greater of)	0.33%	0.33%
Gross annual revenue threshold for annual royalties	$ 11,638	CAD 13,500,000
Cumulative royalties threshold for royalty payment	24,389	28,200,000
Royalties paid	285	CAD 10,014,000	1,481
Royalties accrued in accounts payable and accrued liabilities	$ 2,387		$ 1,269
Government of Canada Department of Natural Resources
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalties accrued in accounts payable and accrued liabilities | CAD					CAD 0